U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Available-for-sale securities	[1]	$ 66,115	$ 68,137
Other assets	[1]	33,645	34,881
Total assets		467,374	462,040
Liabilities and Shareholders' Equity
Short-term funds borrowed		14,139	16,651	$ 13,963
Long-term debt		41,340	32,259
Other liabilities		14,763	16,249
Shareholders' equity		51,029	49,040
Total liabilities and equity		467,374	462,040
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		9,969	9,157
Available-for-sale securities		921	963
Other assets		813	1,079
Total assets		68,163	65,529
Liabilities and Shareholders' Equity
Short-term funds borrowed			1
Long-term debt		16,291	15,769
Other liabilities		843	719
Shareholders' equity		51,029	49,040
Total liabilities and equity		68,163	65,529
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		47,549	46,435
Advances to subsidiaries		3,800	3,300
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		2,568	2,540
Advances to subsidiaries		$ 2,543	$ 2,055

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.